REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUES
Schedule of revenue

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Online recruitment services to enterprise customers	1,927,178	4,219,026	4,461,282
—Key accounts	330,795	928,360	1,033,561
—Mid-sized accounts	696,325	1,513,506	1,774,855
—Small-sized accounts	900,058	1,777,160	1,652,866
Others	17,181	40,102	49,780
Total	1,944,359	4,259,128	4,511,062